Shareholders' equity and share-based payments - SunPower Restricted Stocks (Details) - Sun Power restricted stocks EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Share-based payments
Number outstanding as of the beginning of the period | EquityInstruments	7,167	9,326	7,660
Shares granted | EquityInstruments	1,932	12,797	5,430
Shares vested | EquityInstruments	(2,905)	(3,596)	(2,460)
Shares forfeited | EquityInstruments	(1,325)	(11,360)	(1,304)
Number outstanding as of the end of the period | EquityInstruments	4,869	7,167	9,326
Weighted-average grant date fair value of outstanding shares as of the beginning of the period | $ / shares	$ 13.75	$ 7.75	$ 9.11
Weighted-average grant date fair value of granted shares | $ / shares	30.47	11.10	6.82
Weighted-average grant date fair value of vested shares | $ / shares	14.67	9.88	9.65
Weighted-average grant date fair value of forfeited shares | $ / shares	15.72	7.07	8.28
Weighted-average grant date fair value of outstanding shares as of the end of the period | $ / shares	$ 19.30	$ 13.75	$ 7.75